Acquisitions and disposals	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals

7.Acquisitions and disposals
In the first half of 2023, the Group completed the following business acquisitions and disposals:

Deal completion date	Acquired/disposed business
10 January 2023
Acquired 51% of Zywie Ventures Private Limited (“OZiva”), a leading plant-based, and clean-label consumer wellness brand focused on the need spaces such as Lifestyle Protein, Hair & Beauty Supplements and Women’s health.

1 May 2023	Sold Suave brand in North America to Yellow Wood Partners LLC. The Suave beauty and personal care brand includes hair care, skin care, skin cleansing and deodorant products.
On 1 May 2023, Unilever sold the North America Suave business to Yellow Wood Partners LLC for €592 million consideration. Profit on this disposal was €497 million, recognised as a non-underlying item (see note 2).
In addition to the completed transactions above, on 14 June 2023 the Group announced it had signed an agreement to acquire Yasso, a premium frozen Greek yogurt brand in the United States. The transaction is expected to be completed in Q3 2023.